Preferred Shares (Details)	12 Months Ended
Jun. 30, 2023
Preferred Shares [Abstract]
Deemed preferred share issue price, percentage	100.00%
Voting power outstanding	50.00%
Series E Preferred Stock [Member]
Preferred Shares [Abstract]
Deemed preferred share issue price, percentage	125.00%